Note 20 - Fair Value of Financial Instruments and Fair Value Measurements - Quantitative Information for Financial Instruments Measured at Fair Value (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Other Real Estate Owned, fair value	$ 1,840,743	$ 4,256,469	$ 6,439,226	$ 8,839,103
Fair Value, Measurements, Nonrecurring [Member]
Impaired loans, fair value	3,351,735	4,875,918
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans, fair value	3,351,735	4,875,918
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Other Real Estate Owned, fair value	$ 1,182,783	$ 2,014,904
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Measurement Input, Comparability Adjustment [Member]
Other Real Estate Owned, measurement input	(0.3)	(0.2274)
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Measurement Input, Appraised Value [Member]
Other Real Estate Owned, measurement input	9.82	0.0544
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Measurement Input, Comparability Adjustment [Member]
Other Real Estate Owned, measurement input	25.02	0.15
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Measurement Input, Appraised Value [Member]
Other Real Estate Owned, measurement input	99.39	0.8724
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Comparability Adjustment [Member]
Other Real Estate Owned, measurement input	(2.49)
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Appraised Value [Member]
Other Real Estate Owned, measurement input	35.26	0.2444
Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Cap Rate [Member]
Other Real Estate Owned, measurement input	10	0.1
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans, fair value	$ 360,000	$ 427,433
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Measurement Input, Comparability Adjustment [Member]
Impaired loans, measurement input	(0.066)	(0.16)
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input	0	0
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Measurement Input, Comparability Adjustment [Member]
Impaired loans, measurement input	19.75	19.75
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input	0.1	0.1
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Comparability Adjustment [Member]
Impaired loans, measurement input	9.842	9.795
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input	0.05	0.05
Real Estate Portfolio Segment [Member] | Residential [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans, fair value	$ 213,482	$ 81,736
Real Estate Portfolio Segment [Member] | Residential [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member]
Impaired loans, measurement input	0	0
Real Estate Portfolio Segment [Member] | Residential [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Measurement Input, Comparability Adjustment [Member]
Impaired loans, measurement input	(0.1086)	(0.433)
Real Estate Portfolio Segment [Member] | Residential [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member]
Impaired loans, measurement input	0.25	0.25
Real Estate Portfolio Segment [Member] | Residential [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Measurement Input, Comparability Adjustment [Member]
Impaired loans, measurement input	0.067	0.833
Real Estate Portfolio Segment [Member] | Residential [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member]
Impaired loans, measurement input	0.125	0.125
Real Estate Portfolio Segment [Member] | Residential [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Comparability Adjustment [Member]
Impaired loans, measurement input	(0.0208)	0.2
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member]
Impaired loans, measurement input	0
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member]
Impaired loans, measurement input	35
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Comparability Adjustment [Member]
Other Real Estate Owned, measurement input		(0.0387)
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input	0.1
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans, fair value	$ 2,415,174	$ 4,016,742
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member]
Impaired loans, measurement input	(0.6)
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input		0
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member]
Impaired loans, measurement input	0.8
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input		0.1
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Comparability Adjustment [Member]
Impaired loans, measurement input	(0.3725)
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input	0.175	0.05
Real Estate Portfolio Segment [Member] | Commercial [Member] | Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Cap Rate [Member]
Impaired loans, measurement input	10.13	0.1075
Real Estate Portfolio Segment [Member] | Farmland [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans, fair value	$ 327,581	$ 350,007
Real Estate Portfolio Segment [Member] | Farmland [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member]
Impaired loans, measurement input	10
Real Estate Portfolio Segment [Member] | Farmland [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Measurement Input, Comparability Adjustment [Member]
Impaired loans, measurement input	(0.71)	(0.71)
Real Estate Portfolio Segment [Member] | Farmland [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member]
Impaired loans, measurement input	80
Real Estate Portfolio Segment [Member] | Farmland [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Measurement Input, Comparability Adjustment [Member]
Impaired loans, measurement input	(0.035)	0.887
Real Estate Portfolio Segment [Member] | Farmland [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Comparability Adjustment [Member]
Impaired loans, measurement input	45	0.0885
Real Estate Portfolio Segment [Member] | Farmland [Member] | Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input		0.1
Real Estate Portfolio Segment [Member] | Farmland [Member] | Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input		0.75
Real Estate Portfolio Segment [Member] | Farmland [Member] | Valuation, Income Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input		0.425
Commercial Portfolio Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Measurement Input, Cost to Sell [Member]
Impaired loans, fair value	$ 35,498
Commercial Portfolio Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Measurement Input, Cost to Sell [Member]
Impaired loans, measurement input	0
Commercial Portfolio Segment [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Measurement Input, Cost to Sell [Member]
Impaired loans, measurement input	0
Commercial Portfolio Segment [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input	0
Commercial Portfolio Segment [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input	15
Commercial Portfolio Segment [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Appraised Value [Member]
Impaired loans, measurement input	15
Commercial Portfolio Segment [Member] | Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member] | Measurement Input, Cost to Sell [Member]
Impaired loans, measurement input	0